Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 5,100	$ 5,400	$ 1,200
Unamortized debt discount	4,300	3,600	3,400
Additions to asset retirement obligations	15,400	22,700
Asset retirement obligations	59,098	41,381	60,553
Indianapolis Power And Light Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	200	200	0
Unamortized debt discount	2,940	1,339	2,898
Additions to asset retirement obligations	15,400	22,700
Asset retirement obligations	$ 59,098	$ 41,381	$ 60,553